Note 6 - Sale of Homestake Resources - Schedule of Disposition (Details) - CAD ($) $ in Thousands			12 Months Ended
	Feb. 25, 2022	Dec. 06, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Mineral interests, derecognised			$ 9,578	$ 8,953
Reclamation bond, derecognised			855	1,034
Net proceeds, working capital adjustment			(410)	184	$ 903
Net gain on disposition			$ (0)	$ 468	$ 48,390
Homestake Resources [member]
Statement Line Items [Line Items]
Net assets derecognized	$ 16,528
Net proceeds, cash	5,000	$ 5,000
Net proceeds, working capital adjustment	68
76,504,590 common shares of Dolly Varden	60,439
Net proceeds, transaction costs	(589)
Net proceeds	64,918
Net gain on disposition	48,390
Homestake Resources [member] | Financial guarantee contracts [member] | Reclamation bond [member]
Statement Line Items [Line Items]
Reclamation bond, derecognised	68
Homestake Resources [member] | Mineral property interests [member]
Statement Line Items [Line Items]
Mineral interests, derecognised	$ 16,460